Business developments (Details) - shares		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Business Acquisition
Issued shares (in shares)		2,556,011,720	2,556,011,720	2,556,011,720	2,556,011,720	2,556,011,720	2,556,011,720
Bank
Business Acquisition
Issued shares (in shares)	[1]	4,399,680,200		4,399,680,200

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2019. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.